Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions		Total	Share Capital	Contributed Surplus	Retained Earnings	Accumulated Other Comprehensive Earnings
Balance, beginning of year (in shares) at Dec. 31, 2019			68,662,767
Balance, beginning of year at Dec. 31, 2019		$ 1,905	$ 480	$ 0	$ 1,697	$ (272)
Earnings		588			588
Translation effect on change in reporting currency		32				32
Translation loss on foreign operations		0
Actuarial loss on retirement benefits, net of tax		(7)			(7)
Issuance of common shares			15,855
Issuance of Common shares (note 14)		1	$ 1
Dividends declared	[1]	(41)			(41)
Balance, end of year (in shares) at Dec. 31, 2020			68,678,622
Balance, end of year at Dec. 31, 2020		2,478	$ 481		2,237	(240)
Earnings		2,947			2,947
Translation effect on change in reporting currency		0
Translation loss on foreign operations		(9)				(9)
Actuarial loss on retirement benefits, net of tax		153			153
Issuance of common shares			54,618,586
Issuance of Common shares (note 14)		3,491	$ 3,491
Dividends declared	[1]	(85)			(85)
Acquired equity-settled share option plan (note 15)		14		14
Equity-settled share option expense		1		1
Conversion of equity-settled share option plan to cash-settled (note 15)		(15)		(15)
Repurchase of Common shares for cancellation (in share)			(17,368,474)
Repurchase of Common shares for cancellation		(1,319)	$ (570)		(749)
Balance, end of year (in shares) at Dec. 31, 2021			105,928,734
Balance, end of year at Dec. 31, 2021		$ 7,656	$ 3,402	$ 0	$ 4,503	$ (249)

[1]	Represents cash dividends declared of CAD$0.80 per share during the year ended December 31, 2020. Cash dividends declared during the year ended December 31, 2021 comprised of CAD$0.70 per share in aggregate for the first three quarters and USD$0.20 per share for the fourth quarter.